Long-term debt - Long-Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Debt Instrument [Line Items]
Total		₨ 5,866,163.2	₨ 6,648,772.0	$ 68,666.3
Perpetual debt—(1)
Debt Instrument [Line Items]
Total		137,564.2
Subordinated debt | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Total		293,902.2	276,600.6	3,440.3
Subordinated debt | Perpetual debt—(1)
Debt Instrument [Line Items]
Total		₨ 52,272.7	₨ 47,290.8	$ 611.9
Subordinated debt | Perpetual debt—(2)
Debt Instrument [Line Items]
Maturity /Call dates		2027	2037
Stated interest rates		3.70%	3.70%	3.70%
Total		₨ 85,291.5	₨ 83,090.7	$ 998.4
Subordinated debt | Minimum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates		2026	2025
Stated interest rates		6.67%	6.67%	6.67%
Subordinated debt | Minimum | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates		2026	2029
Stated interest rates		7.55%	7.55%	7.55%
Subordinated debt | Maximum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates		2035	2034
Stated interest rates		9.70%	9.70%	9.70%
Subordinated debt | Maximum | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates		2034	2038
Stated interest rates		9.40%	9.40%	9.40%
Others | Variable rate—(1)
Debt Instrument [Line Items]
Total	[1]	₨ 581,229.3	₨ 479,577.3	$ 6,803.6
Others | Variable rate—(2)
Debt Instrument [Line Items]
Total	[1]	623,118.6	1,235,079.0	7,293.9
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Total	[1]	3,955,489.6	4,313,107.4	46,300.8
Others | Fixed rate-(2)
Debt Instrument [Line Items]
Total	[1]	₨ 274,859.3	₨ 214,026.2	$ 3,217.4
Others | Minimum | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2026	2026
Stated interest rates	[1]	4.92%	6.10%	4.92%
Others | Minimum | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2026	2025
Stated interest rates	[1]	6.47%	6.21%	6.47%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2026	2025
Stated interest rates	[1]	2.80%	2.80%	2.80%
Others | Minimum | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2026	2025
Stated interest rates	[1]	4.30%	5.18%	4.30%
Others | Maximum | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2030	2029
Stated interest rates	[1]	6.22%	6.51%	6.22%
Others | Maximum | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2032	2030
Stated interest rates	[1]	8.60%	9.00%	8.60%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2034	2034
Stated interest rates	[1]	9.05%	9.60%	9.05%
Others | Maximum | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2029	2029
Stated interest rates	[1]	8.19%	8.19%	8.19%

[1]	Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to SOFR, T-bill rates, Marginal cost of funds based lending rates (“MCLR”), among others.